CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Oriental VIP Room [Member]	Dec. 31, 2012 Oriental VIP Room [Member]	Dec. 31, 2011 Oriental VIP Room [Member]	Dec. 31, 2013 Bao Li Gaming [Member]	Dec. 31, 2012 Bao Li Gaming [Member]	Dec. 31, 2011 Bao Li Gaming [Member]	Dec. 31, 2013 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,387,502	$ 70,119,242	$ 77,253,510
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of intangible assets	13,187,006	6,622,238	5,058,204
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental	12,445,789	(15,166,700)	(6,248,361)
Depreciation	24,284	13,250	1,101
Change in assets and liabilities
Accounts Receivable	(2,701,407)	(1,088,951)	9,557,858
Markers Receivable	(740,005)	(639,414)	(119,933,203)
Prepaid Expenses and Other Assets	(200,340)	(9,211)	(161,770)
Deferred Offering Costs Expensed	806,786	0	0
Lines of Credit Payable	7,881,658	(11,641,406)	34,413,426
Accrued Expenses	1,815,085	(1,780,943)	5,339,744
Net cash provided by operating activities	37,906,358	46,428,105	5,280,509
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition				(20,000,000)	0	0	0	(15,146,032)	0
Purchase of property and equipment	(126,974)	0	(27,956)
Net cash used in investing activities	(20,126,974)	(15,146,032)	(27,956)
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition							(13,000,000)	0	0	(9,000,000)	(9,000,000)	0
Cash paid for shares repurchased	(5,024,760)	(4,290,690)	0
Payment of deferred offering costs	0	(806,745)	0
Professional fee payment for rights offering	(2,067,809)	0	0
Proceeds from issuance of ordinary shares	29,354,850	0	0
Proceeds from shareholder loans	3,640,223	0	1,574,644
Repayment of shareholder loans	(25,802,070)	(671,071)	0
Dividend paid	(8,945,377)	(12,622,128)	(3,880,406)
Net cash provided by (used in) financing activities	(30,844,943)	(27,390,634)	(2,305,762)
Net (decrease) increase in cash and cash equivalents	(13,065,559)	3,891,439	2,946,791
Effect of foreign currency translation on cash	(15,640)	34,292	(71,848)
Cash and cash equivalents at beginning of period	20,644,296	16,718,565	13,843,622
Cash and cash equivalents at end of period	7,563,097	20,644,296	16,718,565
Non-cash Investing Activities
Estimated contingent purchase price				37,816,791	0	0	0	32,294,981	0
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	34,197,930	0	0
Incentive shares issued for 2011 net income target	0	17,977,151	0
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	0	3,057,600	0
Director shares issued for compensation	200,000	346,000	0
Notes issued for shareholder loans	$ 0	$ 0	$ 60,000,000